Consolidated Statements Of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income (loss)	¥ (2,195)	¥ 3,163	¥ (11,454)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	6,838	4,209	4,314
Deferred income taxes	(3,663)	425	(148)
Stock option compensation expense	583	165	143
Impairment losses on investment securities	2,254	512	316
Changes in assets and liabilities, net of effect of acquisition:
Trade receivables	616	(7,645)	(5,457)
Inventories	4,613	(7,285)	(6,942)
Trade accounts payable	902	1,146	6,525
Accrued expenses	39	2,540	(1,126)
Accrued warranty expenses	164	(1,040)	(8)
Customer prepayments	(1,815)	1,276	24
Accrued pension and severance costs	975	225	1,386
Other	2,991	1,616	(5,319)
Net cash provided by (used in) operating activities	12,302	(693)	(17,746)
Cash flows from investing activities:
(Increase) decrease in short-term investments	14,387	(2,446)	13,881
Proceeds from sale of available-for-sales securities	10,717	6	2
Acquisition of subsidiary, net of cash acquired	(57,145)
Decrease of other investment in equity method investee	620
Proceeds from sale of property, plant and equipment	89	12	287
Purchases of property, plant and equipment	(5,931)	(3,138)	(2,798)
Purchases of intangible assets	(329)	(323)	(215)
Other	(78)	61	(333)
Net cash provided by (used in) investing activities	(37,670)	(5,828)	10,824
Cash flows from financing activities:
Increase (decrease) in short term debt	25,466
Redemption of senior convertible notes of acquired subsidiary	(13,835)
Purchases of treasury stock	(1)	(10,268)	(4)
Dividends paid	(1,729)	(1,760)	(1,796)
Other	(14)	0	(3)
Net cash provided by (used in) financing activities	9,887	(12,028)	(1,803)
Net effect of exchange rate changes on cash and cash equivalents	(1,624)	(2,567)	(291)
Net change in cash and cash equivalents	(17,105)	(21,116)	(9,016)
Cash and cash equivalents at beginning of year	75,323	96,439	105,455
Cash and cash equivalents at end of year	58,218	75,323	96,439
Supplemental data:
Income taxes	3,267	1,412	1,083
Interest	¥ 153	¥ 4	¥ 10